INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Master lease agreements
$
Cost
Balance, December 31, 2017	1,982,354
Acquired through the acquisition of Mexmaken	428,000
Impairment	(428,000)
Balance, December 31, 2018 and 2019	1,982,354

Accumulated amortization
Balance, December 31, 2017	59,471
Additions	89,707
Impairment	(10,413)
Balance, December 31, 2018	138,765
Additions	240,861
Balance, December 31, 2019	379,626

Net book value
December 31, 2018	1,843,589
December 31, 2019	1,602,728